COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details Narrative)			1 Months Ended				3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 16, 2021 USD ($) $ / shares shares	Nov. 27, 2020 shares	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($) shares	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Apr. 30, 2021 $ / shares shares	Jan. 31, 2021 shares	Oct. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Jun. 03, 2021 shares	Jun. 01, 2021 shares	May 01, 2021 shares	Apr. 14, 2021 $ / shares
Number of warrants to purchase common stock							377,818				4,971	377,818		377,818	4,971
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 20.00				$ 29.76	$ 20.00		$ 24.00	$ 29.76
Proceeds from issuance of IPO | $			$ 762,000	$ 8,500,000	$ 40,000,000	$ 9,600,000					$ 1,583,000
Loss on shares issued in settlement of warrants | $	$ 77,000														$ (77,000)
Common stock, par value | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock shares authorized							170,000,000		170,000,000		170,000,000	170,000,000		170,000,000	170,000,000	300,000,000	170,000,000	300,000,000
Fair value of the warrant liability | $							$ 287,000				$ 17,000	$ 287,000		$ 4,929,000	$ 17,000
Income on fair value of warrants | $														1,000,000.0
Income on fair value of warrants | $							$ 276,000	$ 846,000				$ 4,642,000	$ 1,814,000	(970,000)
Measurement Input, Exercise Price [Member]
Warrants, measurement input	100.00
Measurement Input, Share Price [Member]
Warrants, measurement input	32.48
Measurement Input, Expected Term [Member]
Warrants and rights outstanding term	4 years 9 months 3 days
Measurement Input, Price Volatility [Member]
Warrants, measurement input fair value, percentage	101.18%
Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input fair value, percentage	0.32%
Private Exchange Agreement [Member]
Number of warrants to purchase common stock	62,500
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares	$ 100.00
Warrants maturity date	Jul. 21, 2025
Private Exchange Agreement [Member] | Investor [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares	37,500
IPO [Member]
Proceeds from issuance of IPO | $														$ 3,800,000
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares		333,333
Common stock shares authorized														300,000,000
Private Placement [Member]
Number of warrants to purchase common stock				191,674
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 56.00					$ 56.00		$ 56.00
Warrants and rights outstanding term				5 years															5 years
Minimum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares											$ 0				$ 0
Common stock shares authorized																170,000,000
Maximum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares											$ 281.25				$ 281.25
Common stock shares authorized																300,000,000
Maximum [Member] | Private Placement [Member]
Number of warrants to purchase common stock						62,500
Common Stock [Member]
Number of warrants to purchase common stock											398,226			30,225,397	398,226
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares									230,794	383,333
Common Stock [Member] | IPO [Member]
Number of warrants to purchase common stock														134,437
Common Stock [Member] | Minimum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares														$ 0.30
Common Stock [Member] | Maximum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares														$ 281.25
Equity Warrants [Member]
Number of warrants to purchase common stock							201,874				4,092	201,874		201,874	4,092
Number of warrants to purchase common stock														201,874
Warrants outstanding							377,818				4,971	377,818		377,818	4,971
Warrant [Member]
Number of warrants to purchase common stock							377,818					377,818		377,818
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares														$ 224.00
Warrants outstanding							377,818					377,818		377,818
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares														406
Warrant [Member] | IPO [Member]
Number of warrants to purchase common stock														134,437
Warrant [Member] | Minimum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 20.00					$ 20.00		$ 20.00
Warrant [Member] | Maximum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							224.00					224.00		$ 224.00
Pre Funded Warrant [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares									$ 56.00
Pre Funded Warrant [Member] | IPO [Member]
Prefunded warrants to purchase common shares exercised														95,399
Prefunded warrants to purchase common exchange shares														95,399
Warrant Liability [Member]
Number of warrants to purchase common stock											879				879
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 20.00				$ 29.60	$ 20.00		$ 24.00	$ 29.60
Warrants outstanding											4,971				4,971
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term							2 years 1 month 13 days				3 years 10 months 13 days	2 years 1 month 13 days		2 years 10 months 13 days	3 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input							104				106	104		123	106
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input							2.89				0.29	2.89		0.77	0.29
Warrant Liability [Member] | April Two Thousand Twenty One Private Placement Offering And September Two Thousand Eighteen Public Offering [Member]
Number of warrants to purchase common stock														175,944
Warrants outstanding														377,818
Warrant Liability [Member] | Private Placement [Member]
Number of warrants to purchase common stock							175,944					175,944		175,944
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 56.00					$ 56.00		$ 56.00					$ 56.00
Warrants outstanding							377,818					377,818		377,818
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term							5 years					5 years		5 years
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input							112					112		106					106
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input							2.70					2.70		1.18					0.85
Warrant Liability [Member] | Minimum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 20.00					$ 20.00
Warrant Liability [Member] | Maximum [Member]
Warrants to purchase common stock purchase price (in Dollars per share) | $ / shares							$ 1,800.00					$ 1,800.00		$ 1,800.00